Other Current and Long-term Liabilities (Tables)	6 Months Ended
Jun. 30, 2014
Other Current and Long-term Liabilities
Schedule of other current liabilities

Other current liabilities consisted of the following (in thousands):

	As of June 30, 2014	As of December 31, 2013
Fair value of swaps	$85,214	$109,431
Other current liabilities	5,683	5,267
Total	$90,897	$114,698

Schedule of other long-term liabilities

Other long-term liabilities consisted of the following (in thousands):

	As of June 30, 2014	As of December 31, 2013
Fair value of swaps	$23,790	$59,077
Other long-term liabilities	10,346	9,103
Total	$34,136	$68,180